Intangible Assets, Net (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of detailed information about intangible assets [abstract]
Schedule of Intangible Assets, Net are Wells Unassigned to a Reserve	Wells unassigned to a reserve

	June 30,
	2025		2024
Wells unassigned to a reserve:
Balance at the beginning of the year	Ps.	15,573,570	Ps.	18,940,360
Additions to construction in progress	4,102,723		32,273,388
Transfers against expenses	(3,363,914)		(25,944,025)
Transfers against fixed assets	(4,991,275)		(9,696,153)
Balance at the end of the period	Ps.	11,321,104	Ps.	15,573,570

Schedule of Other Components of Intangible Assets

	Licenses		Exploration expenses, evaluation of assets and concessions	Total
Cost
Balance as of January 1, 2025	Ps.	7,183,553	1,949,820	Ps.	9,133,373
Additions	61,137		10,066	71,203
Effects of foreign exchange	11,332		(132,626)	(121,294)
	7,256,022		1,827,260	9,083,282
Amortization accumulated
Balance as of January 1, 2025	(6,779,294)		(839,372)	(7,618,666)
Amortization	(82,147)		(14,847)	(96,994)
Effects of foreign exchange	50,575		57,639	108,214
	(6,810,866)		(796,580)	(7,607,446)
Balance as of June 30, 2025	Ps.	445,156	1,030,680	Ps.	1,475,836
Useful lives	1 to 3 years		Up to 36 years

	Licenses		Exploration expenses, evaluation of assets and concessions	Total
Cost
Balance as of January 1, 2024	Ps.	6,562,014	1,587,720	Ps.	8,149,734
Additions	292,882		31,843	324,725
Effects of foreign exchange	50,866		140,204	191,070
	6,905,762		1,759,767	8,665,529
Amortization accumulated
Balance as of January 1, 2024	Ps.	(6,060,212)	(679,063)	(6,739,275)
Amortization	(164,290)		(11,784)	(176,074)
Effects of foreign exchange	(50,944)		(59,163)	(110,107)
	(6,275,446)		(750,010)	(7,025,456)
Balance as of June 30, 2024	Ps.	630,316	1,009,757	Ps.	1,640,073
Useful lives	1 to 3 years		Up to 36 years